Bank Loans and Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Credit facilities, borrowing capacity	$ 40,645	$ 49,505
Credit facilities, unused amount	645	49,505
Maturity date of credit facilities (in years)	2015
Renewal date of credit facilities (in years)	2015
Bank loan borrowed from HSBC	$ 40,000
Bank loan, term	1 year
Bank loan, maturity date	May 28, 2015
Bank loan, interest rate	1.5354%